13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
02/04/2004

13F-HR
4Q03 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2003
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		02/04/2004
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 53
                                        ----------------------

Form 13F Information Table Value Total: 1,279,814
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   195376     2319 SH       SOLE                     2319
AFLAC                          COM              001055102    25093   693564 SH       SOLE                   543428            150136
                                                              7344   202975 SH       DEFINED 01             202975
Ambac Financial Group, Inc.    COM              023139108    51047   735649 SH       SOLE                   618950            116699
                                                             12679   182725 SH       DEFINED 01             182725
Atherogenics, Inc.             COM              047439104     1176    79133 SH       SOLE                    79133
Berkshire Hathaway - Cl. A     COM              084670108    36986      439 SH       SOLE                      324               115
                                                              9689      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    67456    23963 SH       SOLE                    21876              2087
                                                             17478     6209 SH       DEFINED 01               6209
Cadbury Schweppes PLC-SP ADR   COM              127209302    27901   933450 SH       SOLE                   737250            196200
                                                              5728   191625 SH       DEFINED 01             191625
Cendant Corp.                  COM              151313103    71789  3223563 SH       SOLE                  2700963            522600
                                                             13254   595150 SH       DEFINED 01             595150
Certegy                        COM              156880106    21991   670450 SH       SOLE                   523800            146650
                                                              6219   189600 SH       DEFINED 01             189600
Charter Communications Inc.    COM              16117M107    22886  5693001 SH       SOLE                  4834701            858300
                                                              4444  1105400 SH       DEFINED 01            1105400
Closure Medical Corporation    COM              189093107     1916    56200 SH       SOLE                    56200
Comcast Class A Special        COM              20030N200    62495  1997286 SH       SOLE                  1657761            339525
                                                             17271   551975 SH       DEFINED 01             551975
Constellation Brands, Inc.     COM              21036P108    47783  1451035 SH       SOLE                  1155910            295125
                                                             13057   396500 SH       DEFINED 01             396500
Cox Communications             COM              224044107    15271   443275 SH       SOLE                   350400             92875
                                                              6086   176650 SH       DEFINED 01             176650
Dow Jones & Co.                COM              260561105    34251   687085 SH       SOLE                   529760            157325
                                                             11920   239125 SH       DEFINED 01             239125
E. W. Scripps Co.              COM              811054204    29295   311183 SH       SOLE                   245393             65790
                                                             12143   128985 SH       DEFINED 01             128985
Equifax                        COM              294429105    31447  1283547 SH       SOLE                  1009597            273950
                                                             11544   471175 SH       DEFINED 01             471175
Hewlett-Packard Co.            COM              428236103    23057  1003780 SH       SOLE                   828280            175500
                                                              7076   308075 SH       DEFINED 01             308075
IMS Health                     COM              449934108    32881  1322650 SH       SOLE                  1044600            278050
                                                              9340   375700 SH       DEFINED 01             375700
Interpublic Group              COM              460690100    12740   816665 SH       SOLE                   655915            160750
                                                              3751   240475 SH       DEFINED 01             240475
Johnson & Johnson              COM              478160104     1974    38210 SH       SOLE                    38210
Merck & Co.                    COM              589331107    24807   536946 SH       SOLE                   424021            112925
                                                              7328   158605 SH       DEFINED 01             158605
PartnerRe Ltd Bermuda          COM              G6852T105    32230   555205 SH       SOLE                   437205            118000
                                                             11610   200000 SH       DEFINED 01             200000
Ross Stores, Inc.              COM              778296103    16553   625600 SH       SOLE                   485850            139750
                                                              6434   243150 SH       DEFINED 01             243150
Time Warner, Inc.              COM              887317105    45042  2503720 SH       SOLE                  2096470            407250
                                                             14616   812425 SH       DEFINED 01             812425
Walt Disney Co.                COM              254687106    20302   870216 SH       SOLE                   731891            138325
                                                              3500   150000 SH       DEFINED 01             150000
Washington Post Co. Class B    COM              939640108     4214     5325 SH       SOLE                     5325
XL Cap Ltd.                    COM              G98255105    40133   517505 SH       SOLE                   416380            101125
                                                             12142   156575 SH       DEFINED 01             156575
Zale Corp                      COM              988858106    40748   765940 SH       SOLE                   618915            147025
                                                             16326   306875 SH       DEFINED 01             306875